Annual Operating Expenses - VIPStrategicIncomePortfolio-InitialServiceService2PRO - VIPStrategicIncomePortfolio-InitialServiceService2PRO - VIP Strategic Income Portfolio	Apr. 30, 2025
VIP Strategic Income Portfolio - Initial Class
Operating Expenses:
Management fee	0.62%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[1]
Total annual operating expenses	0.64%
VIP Strategic Income Portfolio - Service Class
Operating Expenses:
Management fee	0.62%	[1]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.02%	[1]
Total annual operating expenses	0.74%
VIP Strategic Income Portfolio - Service Class 2
Operating Expenses:
Management fee	0.62%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[1]
Total annual operating expenses	0.89%

[1]	A Adjusted to reflect current fees.